Consolidated Statements of Cash Flows - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income before income tax of continuing operations	$ 4,621,234	$ 3,107,791	$ 3,423,181
Reconciliation of net income before taxes and net cash provided by operating activities
Depreciation of tangible assets and right-of-use assets	597,897	561,845	531,401
Amortization of intangible assets	767,850	674,335	579,967
Impairment losses on loans and other accounts receivable	4,324,724	4,686,752	4,647,047
Net interest income	(7,871,331)	(6,927,411)	(5,895,250)
Accrued dividends	(126,700)	(141,867)	(119,988)
Net gains on sales of non-current assets held for sale	(9,945)	(18,107)	(45,624)
Gain on sale of property plant and equipment for own-use and operating lease	(131,863)	(75,275)	(345,330)
Loss on sale of investment property	28,392	14,398	22,177
Gain on sale biological assets	(5,152)	(9,377)	(10,467)
Valuations and interest from concession agreements	(2,807,293)	(2,850,244)	(3,916,465)
Foreign exchange (gains) losses	(584,990)	452,635	(2,253,880)
Profit of equity accounted on investments in associates and joint ventures	(350,935)	(378,396)	(371,397)
Net (gains) or losses on fair value adjustments:
Derivatives	257,762	(415,640)	2,581,265
Non-current assets held for sale	1,622	4,662	70
Investment properties	(68,306)	(36,705)	(92,607)
Biological assets	(3,396)	(7,589)	(18,601)
Changes in operating assets and liabilities
Trading assets	(6,792,442)	(5,570,819)	(2,778,438)
Accounts receivable	(892,411)	(792,468)	(1,152,043)
Derivatives	(550,854)	238,494	(2,091,188)
Other assets	(6,697)	(137,978)	(101,390)
Other liabilities and provisions	2,732,480	1,096,914	1,477,567
Employee benefits	(12,865)	51,048	(19,461)
Loans	(17,695,997)	(13,161,784)	(7,710,154)
Customer deposits	24,820,228	14,344,651	14,085,593
Interbank borrowings and overnight funds	4,927,947	2,766,952	6,221,968
Borrowings from banks and others	931,791	(1,019,921)	(799,439)
Interest received	23,419,517	26,797,798	24,853,524
Interest paid	(17,720,295)	(20,488,941)	(20,636,834)
Interest paid on leases	(237,774)	(236,451)	(198,436)
Income tax paid	(2,163,430)	(1,998,655)	(1,967,389)
Discontinued operation	(2,013,798)	251,642	(1,893,878)
Net cash provided by operating activities	7,384,970	782,289	6,005,501
Cash flows from investing activities:
Acquisition of property, plant and equipment for own use and operating lease	(602,321)	(623,876)	(579,583)
Acquisition of investment property	(8,263)	(793)	(163)
Additions of cost of biological assets	(27,222)	(26,572)	(26,118)
Concession contracts	158,772	305,686	853,778
Additions of others intangibles assets	(660,286)	(652,681)	(676,765)
Acquisition of investments at FVOCI	(17,451,317)	(14,655,069)	(23,754,394)
Proceeds from sale of investments at FVOCI	13,675,934	11,643,956	24,824,898
Proceeds from sale of own-use property and equipment and operating lease	152,445	76,963	68,523
Proceeds from sale of investment properties	207,927	66,358	111,542
Proceeds from sale of biological assets	38,700	35,871	37,144
Proceeds from sale of non-current assets held for sale	75,178	37,856	49,369
Purchases of financial assets at amortized cost	(7,015,566)	(7,801,052)	(8,009,518)
Redemptions of financial assets at amortized cost	8,685,569	8,217,845	8,144,359
Dividends received from investments	444,386	439,017	471,282
Acquisition of investments in associates		(2,486)	(2,433)
Capitalized leasing cost	(282)	(335)	(132)
Deconsolidation of entities			(2,290)
Discontinued operation	895,588	(202,561)	331,148
Net cash (used in) provided by investing activities	(1,430,758)	(3,141,873)	1,840,647
Cash flows from financing activities:
Dividends paid to shareholders	(625,826)	(728,181)	(766,537)
Dividends paid to non-controlling interest	(662,266)	(667,330)	(915,933)
Issuance of debt securities	528,863	2,224,164	1,111,819
Payment of outstanding debt securities	(1,513,644)	(1,725,323)	(3,934,469)
Payment of obligations under financial lease	(429,493)	(409,118)	(384,499)
Equity transaction	(6)	(55,000)
Discontinued operation	37,780	(2,223)	1,352,734
Net cash used in financing activities	(2,664,592)	(1,363,011)	(3,536,885)
Effect of foreign currency changes on cash and cash equivalents	(1,334,867)	2,123,593	(2,744,460)
Cash and cash equivalents from non-current assets classified as held for sale	401,098		201
Increase (decrease) in cash and cash equivalents from continuing operations	2,355,851	(1,599,002)	1,565,004
Cash and cash equivalents at beginning of year	16,998,859	18,597,861	17,032,857
Cash and cash equivalents at end of year	$ 19,354,710	$ 16,998,859	$ 18,597,861